Label	Element	Value
SIIT Extended Market Index Fund | Extended Market Index Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Extended Market Index Fund
Strategy [Heading]	oef_StrategyHeading	Change in Investment Strategies and Principal Risks of the Funds
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

In the Fund Summary of the Large Cap Index Fund, S&P 500 Index Fund and Extended Market Index Fund, under the sub-heading "Principal Investment Strategies," the following text is hereby added at the end of the first paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2025, as amended
November 3, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

SIIT Extended Market Index Fund | Extended Market Index Fund | Non-Diversification Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.